Related Party Transaction	12 Months Ended
May 31, 2016
Related Party Transactions [Abstract]
Related Party Transaction
17.	RELATED PARTY TRANSACTION

The Group had the following balances and transaction with related parties:

Balances:

			Amounts due from related parties- non current As of May 31,
	Notes	Relationship	2015	2016
			US$	US$
Metropolis Holding China Limited	(1)	Company controlled by Chairman	1,497	1,741

			Amounts due from related parties- current As of May 31,				Amounts due to related parties- current As of May 31,
	Notes	Relationship	2015		2016		2015		2016
			US$		US$		US$		US$
Metropolis Holding China Limited	(1)	Company controlled by Chairman	1,096		637		—		—
MaxEn	(2)	Joint Venture	2,490		812		1,992		13
Zhishang Education		Joint Venture	—				3		—
Beijing Haiwei Career Services Co., Ltd (“Haiwei Career”)	(3)	Joint Venture	—		1,553		—		—
Dianshijingwei	(4)	Long-term investee	—		1,520		—		—
Others	(5)		—		17		—		29

Total			3,586		4,539		1,995		42

Transactions:					Rental expense For the years ended May 31
					2014		2015		2016
					US$		US$		US$
Metropolis Holding China Limited	(1)	Company controlled by Chairman			4,173		5,298		7,139

					Gain on disposal of subsidiaries For the years ended May 31
					2014		2015		2016
					US$		US$		US$
MaxEn	(Note 4)	Joint Venture			3,621		—		—

					Loan to related parties For the years ended May 31
					2014		2015		2016
					US$		US$		US$
Haiwei Career	(3)	Joint Venture			—		—		1,520
Beijing Weixue Mingri Network Technology Co., Ltd.(“Weixuemingri”)	(6)	Joint Venture			—		—		998

Total					—		—		2,518

				Revenue For the years ended May 31
				2014		2015		2016
				US$		US$		US$
MaxEn		Joint Venture		—		—		177
Beijing Tongban Education & Technology Co. Ltd. (“Tongban”)		Long-term investee		—		—		3
STEMedu.cn		Long-term investee						11

Total				—		—		191

				Cost For the years ended May 31
				2014		2015		2016
				US$		US$		US$
STEMedu.cn		Long-term investee		—		—		30

(1)	Since April 2010, the Group began renting a large portion of a building owned by Metropolis Holding China Limited for office space. In March 2012, Metropolis Holding China Limited was acquired by a company wholly owned by Mr. Yu, the Group’s chairman. As a result, Metropolis Holding China Limited became a related party of the Group thereafter. As of May 31, 2016, the current and non-current amounts due from Metropolis Holding China Limited were US$637 and US$1,741, respectively, which represented prepaid rent and deposit for the building. The amount of the rental payments was determined based on the prevailing market rates and was duly approved by all of the directors.
(2)	In September 2012, MaxEn became a joint venture of the Group. As a result, MaxEn became a related party of the Group thereafter. As of May 31, 2016, the amount due from MaxEn was US$812, which represented MaxEn’s pre-operating expenses of US$377 prepaid by the Group, US$91 payable to Beijing Decision for service fee and unpaid consideration of US$344 for disposal of North Star; the amount due to MaxEn was US$13, which represented miscellaneous payments paid for the Group. The amount due to MaxEn is non-interest bearing and unsecured and has no fixed repayment terms.
(3)	In October 2014, Haiwei Career became a joint venture of the Group. As a result, Haiwei Career became a related party of the Group. As of May 31, 2016, the amount due from Haiwei Career, was US$1,553 in which US$1,520 represented loans from the Group to Haiwei Career with non-interest bearing for its daily operation supporting. All the loans are payable within one year.
(4)	As of May 31, 2016, the amount due from Dianshijingwei represented the non-interest bearing loan provided by the Group before the disposal of Dianshijingwei to support its daily operation.
(5)	As of May 31, 2016, the balance in “others” included the current receivables from long-term investees of Tongban, Goldern Finance and STEMedu.cn.
(6)	As of May 31, 2016, the Group lent non-interest bearing loan with a total amount of US$998 to Weixuemingri to support its daily operation. The Group fully wrote off the outstanding loan in the same year.